INVENTORIES	12 Months Ended
Dec. 31, 2019
Classes of current inventories [abstract]
INVENTORIES
6. INVENTORIES
Inventories include the following components:

	As of	As of
	December 31, 2019	December 31, 2018
Stockpiled ore	$7,578	$6,613
In-process ore	2,721	4,188
Materials and supplies	28,167	23,659
Finished goods	394	736
Total	$38,860	$35,196

The cost of inventories expensed for the year ended December 31, 2019 and 2018 was $171.4 million and $209.4 million, respectively.
Net realizable value adjustments of $1.2 million were recorded for stockpiled ore in the year ended December 31, 2019 (year ended December 31, 2018 - $2.8 million).